ACQUISITION - Additional Information (Details) - CAD CAD in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about business combination
Revenue		CAD 222,638	CAD 223,401
Net income		357,748	280,692
Acquisition transaction costs		718
United States
Disclosure of detailed information about business combination
Revenue		66,774	CAD 63,515
Income-Producing Properties | United States
Disclosure of detailed information about business combination
Revenue	CAD 2,800
Net income	CAD 1,600
Revenue of combined entity as if combination occurred at beginning of period		10,400
Profit (loss) of combined entity as if combination occurred at beginning of period		7,000
Acquisition transaction costs		500
Additional cost related to pursuing other acquisition opportunities		CAD 200